Deposits (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Summary of Deposits and Components

$ millions, as at				2024 Jul. 31	2023 Oct. 31
	Payable on demand (3)	Payable after notice (4)	Payable on a fixed date (5)(6)	Total	Total
Personal	$13,765	$129,158	$107,308	$250,231	$239,035
Business and government (7)	97,744	107,313	209,121	414,178	412,561
Bank	15,196	307	12,000	27,503	22,296
Secured borrowings (8)	–	–	51,534	51,534	49,484
	$126,705	$236,778	$379,963	$743,446	$723,376
Comprises:
Held at amortized cost				$705,080	$687,737
Designated at fair value				38,366	35,639
				$743,446	$723,376
Total deposits include (9) :
Non-interest-bearing deposits
Canada				$81,319	$84,165
U.S.				11,983	12,816
Other international				5,765	5,821
Interest-bearing deposits
Canada				516,785	488,490
U.S.				93,274	95,109
Other international				34,320	36,975
				$743,446	$723,376
(1)
Includes deposits of $274.3 billion (October 31, 2023: $258.4 billion) denominated in U.S. dollars and deposits of $48.3 billion (October 31, 2023: $53.6 billion) denominated in other foreign currencies.

(2)	Net of purchased notes of $0.5 billion (October 31, 2023: $1.6 billion).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)
Includes $60.5 billion (October 31, 2023: $60.8 billion) of deposits which are subject to the bank recapitalization (bail-in) conversion regulations issued by the Department of Finance Canada. These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation (CDIC), including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event that CIBC is determined to be non-viable.

(7)
Includes $14.6 billion (October 31, 2023: $14.6 billion) of structured note liabilities that were sold upon issuance to third-party financial intermediaries, who may resell the notes to retail investors in foreign jurisdictions.

(8)	Comprises liabilities issued by, or as a result of, activities associated with the securitization of residential mortgages, Covered Bond Programme, and consolidated securitization vehicles.
(9)	Classification is based on geographical location of the CIBC office.